Business Segments	6 Months Ended
Sep. 30, 2024
Segment Reporting [Abstract]
Business Segments	BUSINESS SEGMENTS
The reportable segments of the MUFG Group are subject to the periodical review by the Executive Committee, which represents the MUFG Group’s chief operating decision maker, to determine the allocation of management resources and assess performance. The MUFG Group has established its business units according to the characteristics of customers and the nature of the underlying business. Each business unit engages in business activities based on comprehensive strategies developed for and aimed at respective targeted customers and businesses. The business segment information is primarily based on the financial information prepared in accordance with Japanese GAAP as adjusted in accordance with internal management accounting rules and practices. Accordingly, the format and information are not consistent with the accompanying condensed consolidated financial statements prepared on the basis of U.S. GAAP. A reconciliation is provided for the total amounts of segments’ operating profit with income before income tax expense under U.S. GAAP. The MUFG Group does not use information on the segments’ total assets to allocate its resources and assess performance. Accordingly, business segment information on total assets is not presented. However, in order to ensure more efficient management of resources, and to strengthen controls on profits and losses in each business group, the MUFG Group allocate fixed assets of both MUFG Bank on a stand-alone basis and Mitsubishi UFJ Trust and Banking on a stand-alone basis to each business unit. Accordingly, such fixed assets allocated to business groups are presented below.
The MUFG Group integrated the operations of its consolidated subsidiaries into seven business segments—Retail & Digital, Commercial Banking & Wealth Management, Japanese Corporate & Investment Banking, Global Commercial Banking, Asset Management & Investor Services, Global Corporate & Investment Banking, and Global Markets.
The following is a brief explanation of the MUFG Group’s business segments:
Retail & Digital Business Group—Covers the businesses of Mitsubishi UFJ NICOS, other consumer finance companies, and MUFG Bank with individual customers (excluding wealth management customers) and corporate customers in Japan through the three channels under the concept of “Real (Face-to-Face) × Remote × Digital”.
Commercial Banking & Wealth Management Business Group—Covers small and medium sized enterprise clients and wealth management clients in Japan, offering an extensive array of commercial banking, trust banking and securities products and services.
Japanese Corporate & Investment Banking Business Group—Covers the large Japanese corporate businesses. This business group offers large Japanese corporations advanced financial solutions designed to respond to their diversified and globalized needs and to contribute to their business and financial strategies through the global network of the MUFG group companies.
Global Commercial Banking Business Group—Covers the retail and commercial banking businesses of Krungsri and Bank Danamon. This business group offers a comprehensive array of financial products and services such as loans, deposits, fund transfers, investments and asset management services for local retail, small and medium-sized enterprise, and corporate customers across the Asia-Pacific region.
Asset Management & Investor Services Business Group—Covers the asset management and asset administration businesses of Mitsubishi UFJ Trust and Banking, MUFG Bank and First Sentier Investors. By integrating the trust banking expertise of Mitsubishi UFJ Trust and Banking and the global strengths of MUFG Bank, the business group offers a full range of asset management and administration services for corporations and pension funds, including pension fund management and administration, advice on pension structures, and payments to beneficiaries, and also offers investment trusts for retail customers.
Global Corporate & Investment Banking Business Group—Covers the global corporate, investment and transaction banking businesses of MUFG Bank and Mitsubishi UFJ Securities Holdings. Through a global network of offices and branches, this business group provides large non-Japanese corporate and financial institution customers outside Japan with a comprehensive set of solutions that meet their increasingly diverse and sophisticated financing needs.
Global Markets Business Group—Covers the customer business and the treasury operations of MUFG Bank, Mitsubishi UFJ Trust and Banking and Mitsubishi UFJ Securities Holdings. The customer business includes sales and trading in fixed income instruments, currencies, equities and other investment products as well as origination and distribution of financial products. The treasury operations include asset and liability management as well as global investments for the MUFG Group.
Other—Consists mainly of the corporate centers of MUFG, MUFG Bank, Mitsubishi UFJ Trust and Banking and Mitsubishi UFJ Morgan Stanley Securities. The elimination of duplicated amounts of net revenues among business segments is also reflected in Other.
The MUFG Group made modifications to its internal management accounting rules and practices, effective April 1, 2024, including reorganizing the Digital Service Business Group and Retail & Commercial Banking Business Group into the Retail & Digital Business Group and the Commercial Banking & Wealth Management Business Group and changing the internal accounting rules for headquarters and other overhead expenses.
These modifications had the following impact on its previously reported business segment information for the six months ended September 30, 2023:
• reducing the operating loss of Other and increasing the operating profits of the Global Commercial Banking Business Group by ¥84.6 billion and ¥0.2 billion, respectively;
• reducing the operating profits of the Global Corporate & Investment Banking Business Group, the Japanese Corporate &
Investment Banking Business Group, the Retail & Digital Business Group, the Commercial Banking & Wealth Management Business Group, the Global Markets Business Group and the Asset Management & Investor Services Business Group by ¥39.4 billion, ¥20.7 billion, ¥17.4 billion, ¥6.7 billion, ¥4.3 billion and ¥1.9 billion, respectively;
• increasing the fixed assets, the increase in fixed assets and the depreciation of the Retail & Digital Business Group by ¥58.6 billion, ¥6.0 billion, and ¥4.3 billion, of the Japanese Corporate & Investment Banking Business Group by ¥2.5 billion, ¥0.3 billion and ¥0.2 billion, respectively, and of the Global Markets Business Group by ¥2.5 billion, ¥0.2 billion and ¥0.1 billion, as well as increasing the fixed assets of the Global Corporate & Investment Banking Business Group by ¥0.8 billion and of the Global Commercial Banking Business Group by ¥0.2 billion, respectively; and
• 　 reducing the fixed assets, the increase in fixed assets and the depreciation of the Commercial Banking & Wealth Management Business Group by ¥40.7 billion, ¥3.9 billion and ¥2.9 billion, respectively, and of Other by ¥23.9 billion, ¥2.6 billion and ¥1.7 billion, respectively.
Prior period business segment information has been restated to enable comparison between the relevant amounts for the six months ended September 30, 2023 and 2024.
Starting from the fiscal year ending March 31, 2025, the fiscal year of Krungsri an entity includes in the Global Commercial Banking Business Group, has been changed from the previous January to December period to an April to March period for consolidation purposes. Given the treatment of reporting lag changes under Japanese GAAP, there is no retrospective application of the change. In connection with this change, the segment amounts prepared in accordance with Japanese GAAP for the six-month period ended September 30, 2024, reflect Krungsri's relevant amounts for the nine months ended September 30, 2024. For a discussion of the treatment of reporting lag changes under U.S. GAAP, see Note 1.

	Customer Business
	Retail & Digital Business Group	Commercial Banking & Wealth Management Business Group	Japanese Corporate & Investment Banking Business Group	Global Commercial Banking Business Group	Asset Management & Investor Services Business Group	Global Corporate & Investment Banking Business Group	Total	Global Markets Business Group	Other	Total
	(in billions)
Six months ended September 30, 2023:
Net revenue:	¥409.3	¥283.6	¥455.9	¥310.8	¥205.7	¥409.0	¥2,074.3	¥376.5	¥44.6	¥2,495.4
BK and TB(1):	155.7	189.5	371.7	19.5	56.8	367.3	1,160.5	226.5	122.8	1,509.8
Net interest income	123.8	93.7	230.9	19.1	6.5	186.7	660.7	97.3	128.5	886.5
Net fees	30.2	78.7	104.7	—	50.3	163.1	427.0	(8.5)	(9.7)	408.8
Other	1.7	17.1	36.1	0.4	—	17.5	72.8	137.7	4.0	214.5
Other than BK and TB	253.6	94.1	84.2	291.3	148.9	41.7	913.8	150.0	(78.2)	985.6
Operating expenses	310.7	202.3	182.2	174.6	147.6	204.1	1,221.5	149.0	52.6	1,423.1
Operating profit (loss)	¥98.6	¥81.3	¥273.7	¥136.2	¥58.1	¥204.9	¥852.8	¥227.5	¥(8.0)	¥1,072.3
Fixed assets(2)	¥231.4	¥170.3	¥163.5	¥1.5	¥22.1	¥169.2	¥758.0	¥110.9	¥508.0	¥1,376.9
Increase in fixed assets(3)	¥25.1	¥16.9	¥22.6	¥0.2	¥7.3	¥15.9	¥88.0	¥13.3	¥12.7	¥114.0
Depreciation(3)	¥11.3	¥9.1	¥21.4	¥0.1	¥4.0	¥21.8	¥67.7	¥15.6	¥6.9	¥90.2
Six months ended September 30, 2024:
Net revenue:	¥457.1	¥339.1	¥502.9	¥577.3	¥244.4	¥433.1	¥2,553.9	¥361.2	¥(10.3)	¥2,904.8
BK and TB(1):	190.3	227.7	405.9	19.8	67.7	383.1	1,294.5	227.4	41.1	1,563.0
Net interest income	149.3	122.2	253.1	19.8	12.6	206.7	763.7	56.9	84.6	905.2
Net fees	39.3	85.4	119.0	—	55.0	161.3	460.0	(12.0)	(13.7)	434.3
Other	1.7	20.1	33.8	—	0.1	15.1	70.8	182.5	(29.8)	223.5
Other than BK and TB	266.8	111.4	97.0	557.5	176.7	50.0	1,259.4	133.8	(51.4)	1,341.8
Operating expenses	328.4	210.8	188.3	302.2	175.5	208.4	1,413.6	158.7	38.0	1,610.3
Operating profit (loss)	¥128.7	¥128.3	¥314.6	¥275.1	¥68.9	¥224.7	¥1,140.3	¥202.5	¥(48.3)	¥1,294.5
Fixed assets(2)	¥250.7	¥179.7	¥165.5	¥1.8	¥21.3	¥158.2	¥777.2	¥95.3	¥492.7	¥1,365.2
Increase in fixed assets(3)	¥22.5	¥17.3	¥20.5	¥0.3	¥4.0	¥10.6	¥75.2	¥10.7	¥12.0	¥97.9
Depreciation(3)	¥15.9	¥10.2	¥20.4	¥0.1	¥3.9	¥17.8	¥68.3	¥15.4	¥6.5	¥90.2

Notes:
(1)“BK and TB” is a sum of MUFG Bank on a stand-alone basis (BK) and Mitsubishi UFJ Trust and Banking on a stand-alone basis (TB).
(2)Fixed assets in the above table are based on the financial information prepared in accordance with Japanese GAAP as adjusted in accordance with internal management accounting rules and practices, and the amounts correspond to premises and equipment-net, intangible assets-net and goodwill of BK and TB. Fixed assets of MUFG and other consolidated subsidiaries and Japanese GAAP consolidation adjustments amounting to ¥1,344.5 billion as of September 30, 2023 and ¥1,820.3 billion as of September 30, 2024, respectively, are not allocated to each business segment when determining the allocation of management resources and assessing performance and, therefore, such amounts are not included in the table above.
(3)These amounts are related to the fixed assets of BK and TB included in the table above.
Reconciliation
As set forth above, the measurement basis and the income and expense items of the internal management reporting system are different from the accompanying condensed consolidated statements of income. Therefore, it is impracticable to present reconciliations of all of the business segments’ information, other than operating profit, to corresponding items in the accompanying condensed consolidated statements of income.
A reconciliation of operating profit and fixed assets under the internal management reporting system for the six months ended September 30, 2023 and 2024 above to income before income tax expense shown in the accompanying condensed consolidated statements of income and the total amount of premises and equipment-net, intangible assets-net and goodwill are as follows:
Starting from the fiscal year ending March 31, 2025, the fiscal year of Krungsri has been changed from the previous January to December period to an April to March period for consolidation purposes. In connection with this change, the operating profit prepared in accordance with Japanese GAAP includes Krungsri's operating profit for nine months, while the income before income tax expense prepared in accordance with U.S. GAAP includes Krungsri's income before income tax expense for six months. The adjustment for the difference between the two is included in Other – net.

	Six months ended September 30,
	2023 (As Adjusted)	2024
	(in billions)
Operating profit:	¥1,072	¥1,295
Provision for credit losses	(72)	(129)
Foreign exchange gains (losses)—net	(379)	173
Trading account gains (losses)—net	(1,139)	425
Equity investment securities gains (losses)—net	625	(493)
Debt investment securities gains (losses)—net	104	(13)
Equity in earnings of equity method investees—net	215	316
Reversal of off-balance sheet credit instruments	4	1
Other—net	(141)	(231)
Income before income tax expense	¥289	¥1,344
Fixed assets:	¥1,377	¥1,365
U.S. GAAP adjustments and other	1,111	1,594
Premises and equipment-net, Intangible assets-net and Goodwill	¥2,488	¥2,959